Cover	May 07, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2026
Entity File Number	001-41905
Entity Registrant Name	Filana Therapeutics, Inc.
Entity Central Index Key	0001069530
Entity Tax Identification Number	91-1911336
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6801 N Capital of Texas Highway, Building 1; Suite 300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78731
City Area Code	512
Local Phone Number	501-2444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	FLNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false